Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,844,722
Ending balance	11,000,665	₩ 10,844,722
Beginning balance	15,170,209
Ending balance	16,128,644	15,170,209
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	777,685
Ending balance	632,324	777,685
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	163,600
Purchases	584,671
Reclassification	225,873
Disposal	(485,419)
Amount recognized in profit or loss	6,416
Amount recognized in other comprehensive income	0
Ending balance	495,141	163,600
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	10,183	17,725
Changes in accounting policy		0
Purchases		0
Reclassification		0
Changes in scope of consolidation		0
Disposal		0
Amount recognized in profit or loss	14,462	(17,255)
Amount recognized in other comprehensive income	13,509	9,713
Ending balance	17,788	10,183
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	7,758	5,051
Changes in accounting policy		0
Purchases		0
Reclassification		0
Changes in scope of consolidation		0
Disposal	(9,734)	0
Amount recognized in profit or loss	1,976	2,707
Ending balance		7,758
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	163,600	97,547
Changes in accounting policy		32,745
Purchases		21,365
Reclassification		1,581
Disposal		(1,852)
Amount recognized in profit or loss		12,214
Ending balance		163,600
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	311,536	238,517
Changes in accounting policy		2,085
Purchases	6,081	8,802
Reclassification	(444,782)	(296)
Changes in scope of consolidation		364
Disposal	(941)	(1,099)
Amount recognized in profit or loss	0	89
Amount recognized in other comprehensive income	170,160	63,074
Ending balance	₩ 42,054	₩ 311,536